Contract liabilities - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contract liabilities
Current contract liabilities	€ 35,195	€ 30,200
Non-current contract liabilities	38,024	37,711
Transaction price allocated to remaining performance obligations	2,122,582	1,854,565
Customer prepayments
Disclosure of contract liabilities
Revenue that was included in contract liability balance at beginning of period	22,100	15,600	€ 20,000
Contract liabilities
Disclosure of contract liabilities
Revenue that was included in contract liability balance at beginning of period	7,200	10,600	€ 3,100
Due within one year
Disclosure of contract liabilities
Transaction price allocated to remaining performance obligations	€ 1,356,955	€ 1,030,799